General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	2024	2023	2022
	€	€	€
Personnel expenses (Note 5)	(18,883,708)	(13,314,359)	(13,484,996)
Professional fees	(7,757,750)	(4,689,462)	(3,972,771)
Facilities, communication and office expenses	(6,509,691)	(6,031,513)	(6,443,709)
Accounting, tax and auditing fees	(4,017,669)	(2,029,554)	(1,652,995)
Travel expenses	(2,129,631)	(1,797,588)	(1,105,961)
Consulting fees	(858,843)	(602,110)	(898,435)
Other expenses	(6,967,346)	(2,874,004)	(1,780,167)
	(47,124,638)	(31,338,590)	(29,339,034)